INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 122,389
Ending balance	115,049	$ 122,389
Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	78
Ending balance	0	78
Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	96,939
Ending balance	89,375	96,939
Customer Lists | Polyair
Changes in intangible assets other than goodwill [abstract]
Beginning balance	68,800
Ending balance	64,300	68,800
Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	4,652
Ending balance	6,112	4,652
Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	14,430
Ending balance	14,671	14,430
Patents/ Trademarks/Trade names | Trademark and trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	13,800
Ending balance	14,400	13,800
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	6,290
Ending balance	4,891	6,290
Software Licenses
Changes in intangible assets other than goodwill [abstract]
Additions – separately acquired	400	200
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Beginning balance	140,159	59,475
Additions – separately acquired	2,588	1,633
Additions through business acquisitions		82,873
Disposals	(5,878)
Net foreign exchange differences	523	(3,822)
Ending balance	137,392	140,159
Gross carrying amount | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,655	2,879
Additions – separately acquired	0	0
Additions through business acquisitions		0
Disposals	(2,728)
Net foreign exchange differences	73	(224)
Ending balance	0	2,655
Gross carrying amount | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,021	1,107
Additions – separately acquired	0	0
Additions through business acquisitions		0
Disposals	(1,049)
Net foreign exchange differences	28	(86)
Ending balance	0	1,021
Gross carrying amount | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	302	302
Additions – separately acquired	0	0
Additions through business acquisitions		0
Disposals	(112)
Net foreign exchange differences	0	0
Ending balance	190	302
Gross carrying amount | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	106,249	32,641
Additions – separately acquired	0	0
Additions through business acquisitions		75,683
Disposals	(811)
Net foreign exchange differences	59	(2,075)
Ending balance	105,497	106,249
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	6,527	4,891
Additions – separately acquired	2,588	1,617
Additions through business acquisitions		0
Disposals	(477)
Net foreign exchange differences	(20)	19
Ending balance	8,618	6,527
Gross carrying amount | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	15,038	8,935
Additions – separately acquired	0	16
Additions through business acquisitions		6,810
Disposals	(503)
Net foreign exchange differences	518	(723)
Ending balance	15,053	15,038
Gross carrying amount | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,367	8,720
Additions – separately acquired	0	0
Additions through business acquisitions		380
Disposals	(198)
Net foreign exchange differences	(135)	(733)
Ending balance	8,034	8,367
Accumulated depreciation and impairments
Changes in intangible assets other than goodwill [abstract]
Beginning balance	17,770	12,157
Disposals	(5,878)
Net foreign exchange differences	(6)	(668)
Amortization	10,385	6,281
Impairments	72
Ending balance	22,343	17,770
Accumulated depreciation and impairments | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,655	2,879
Disposals	(2,728)
Net foreign exchange differences	73	(224)
Amortization	0	0
Impairments	0
Ending balance	0	2,655
Accumulated depreciation and impairments | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,021	1,107
Disposals	(1,049)
Net foreign exchange differences	28	(86)
Amortization	0	0
Impairments	0
Ending balance	0	1,021
Accumulated depreciation and impairments | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	224	217
Disposals	(112)
Net foreign exchange differences	(1)	0
Amortization	7	7
Impairments	72
Ending balance	190	224
Accumulated depreciation and impairments | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	9,310	4,877
Disposals	(811)
Net foreign exchange differences	(54)	(265)
Amortization	7,677	4,698
Impairments	0
Ending balance	16,122	9,310
Accumulated depreciation and impairments | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,875	1,299
Disposals	(477)
Net foreign exchange differences	(25)	19
Amortization	1,133	557
Impairments	0
Ending balance	2,506	1,875
Accumulated depreciation and impairments | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	608	505
Disposals	(503)
Net foreign exchange differences	19	2
Amortization	258	101
Impairments	0
Ending balance	382	608
Accumulated depreciation and impairments | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,077	1,273
Disposals	(198)
Net foreign exchange differences	(46)	(114)
Amortization	1,310	918
Impairments	0
Ending balance	$ 3,143	$ 2,077